Business Acquisitions Business Acquisitions - January 2015 Drop Down Assets (Details) $ in Millions			12 Months Ended
		Jan. 02, 2015 USD ($)	Dec. 31, 2015 USD ($) MW		Dec. 31, 2014 USD ($)	Jun. 30, 2016 MW [2]	Mar. 31, 2016 MW [3]	Feb. 19, 2016 USD ($)	Nov. 02, 2015 MW
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW			4,687	[1]		4,686	4,687
Business Acquisition, Consideration Transferred, Working Capital					$ 1
November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Acquisition, Consideration Transferred, Working Capital								$ 2
Business Acquisition, Pro Forma Revenue					850
Business Acquisition, Pro Forma Net Income(Loss), Including Portion Attributable to Noncontrolling Interest					110
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			$ 14
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			1
January 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 489
Business Acquisition, Consideration Transferred, Working Capital		9
Business Combination, Consideration Transferred, Liabilities Incurred		737
Business Combination, Separately Recognized Transactions, Net Gains and Losses		61
AOCI Including Portion Attributable to Noncontrolling Interest, before Tax		$ 23
Business Acquisition, Pro Forma Revenue					854
Business Acquisition, Pro Forma Net Income(Loss), Including Portion Attributable to Noncontrolling Interest					$ 101
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			144
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			$ 44
Wind Farms [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW			1,999			1,999	1,999
Wind Farms [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW	[2],[3]								814
Wind Farms [Member] | Laredo Ridge [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW			80			80	80
Wind Farms [Member] | Buffalo Bear [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW			19			19	19
Wind Farms [Member] | Taloga [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW			130			130	130
Wind Farms [Member] | Pinnacle [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW			55			55	55
Conventional Generation [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW			1,945	[4]		1,945	1,945
Conventional Generation [Member] | Walnut Creek [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW			485			485	485

[1]	Total net capacity excludes capacity for RPV Holdco and DGPV Holdco, which are consolidated by NRG, as further described in Note 5, Investments Accounted for by the Equity Method and Variable Interest Entities.
[2]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of June 30, 2016.
[3]	a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of March 31, 2016.
[4]	Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2015.